UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Octavian Advisors, LP
Address: 745 Fifth Avenue

         New York, New York  10151

13F File Number:  28-12745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Heller
Title:     Controller
Phone:     212.224.9520

Signature, Place, and Date of Signing:

     Steven Heller     New York, New York     November 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.





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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     6

Form13F Information Table Value Total:     $35,833 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED HEALTHCARE INTL INC     COM              01923A109    13905  3620900 SH       SOLE                  3620900
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261     1321    24749 SH       SOLE                    24749
GLOBAL EAGLE ACQUISITION COR   UNIT 99/99/9999  37951D201    10050  1000000 SH       SOLE                  1000000
MARKET VECTORS ETF TR          JR GOLD MINERS E 57060U589     1266    45000 SH       SOLE                    45000
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100     5127    92900 SH       SOLE                    92900
NOVAGOLD RES INC               COM NEW          66987E206     4164   645500 SH       SOLE                   645500